Related Party Transactions (Details)					1 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	20 Months Ended
	Nov. 01, 2019 USD ($)	Nov. 01, 2019 CNY (¥)	Nov. 01, 2019 USD ($)	Nov. 01, 2019 CNY (¥)	Jan. 26, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 10, 2021	Jan. 25, 2021	Sep. 10, 2021	Dec. 31, 2020 USD ($)	Nov. 29, 2019	Oct. 31, 2019
Related Party Transactions (Details) [Line Items]
Bears fixed interest	4.75%	4.75%					4.75%
Equity interest percentage						50.00%	50.00%
Debt Instrument, Annual Principal Payment (in Dollars)											$ 186,796
Mr. Guolin Tao [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage								29.99%
Xian Yuanchuang Federation Information Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage										100.00%
Business Combination [Member] | Mr. Guolin Tao [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage												29.99%
Business Combination [Member] | Xian Yuanchuang Federation Information Technology Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage												100.00%
Xian CNT [Member]
Related Party Transactions (Details) [Line Items]
Shareholders percentage							90.00%
Mr. Tao & Ms. Tao Zhiyan [Member]
Related Party Transactions (Details) [Line Items]
Shareholders percentage							45.00%
Mr. Guolin Tao & Mr. Pan Chang [Member]
Related Party Transactions (Details) [Line Items]
Shareholders percentage							45.00%
Mr. Tao [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage					60.00%				60.00%
Mr. Tao [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage													60.00%
New Finance Consultants Limited [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Equity interest percentage							8.30%				8.30%
Baiyin Wujinxia [Member]
Related Party Transactions (Details) [Line Items]
Total amount of loan	$ 305,804	¥ 2,000,000	$ 305,804	¥ 2,000,000